SHARE BASED COMPENSATION (Summary of Share Option Activity) (Details) (Employee and Directors Stock Options [Member]) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2014 Employees [Member]	Dec. 31, 2013 Employees [Member]	Dec. 31, 2014 Non Employees [Member]	Dec. 31, 2013 Non Employees [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Available for future grants (in shares)	23,028,889	23,028,889	22,326,994	22,326,994
Shares
Outstanding at the beginning of the period (in shares)	13,520,101	13,520,101	16,153,312	16,153,312	16,762,302	16,762,302			10,774,581	11,476,476	2,043,625	2,043,625
Granted (in shares)					2,205,250	2,205,250
Exercised (in shares)					(1,494,420)	(1,494,420)
Forfeited or expired (in shares)	(701,895)	(701,895)	(2,633,211)	(2,633,211)	(1,319,820)	(1,319,820)
Outstanding at the end of the period (in shares)	12,818,206	12,818,206	13,520,101	13,520,101	16,153,312	16,153,312	16,762,302	16,762,302	10,774,581	11,476,476	2,043,625	2,043,625
Exercisable at the end of the period (in shares)	12,679,241	12,679,241	12,926,779	12,926,779	12,963,768	12,963,768
Expected to vested (in shares)	120,965	120,965	119,485	119,485
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 16.89		$ 18.30		$ 17.25
Granted (in dollars per share)					$ 20.76
Exercised (in dollars per share)					$ 5.12
Forfeited or expired (in dollars per share)	$ 22.95		$ 20.98		$ 24.75
Outstanding at the end of the period (in dollars per share)	$ 16.78		$ 16.89		$ 18.30		$ 17.25
Exercisable at the end of the period (in dollars per share)	$ 16.72		$ 16.48		$ 16.25
Expected to vested (in dollars per share)	$ 20.31		$ 26.09
Weighted Average Remaining Contractual Term
Outstanding at the beginning of the period	3 years 5 months 26 days	3 years 5 months 26 days	4 years 6 months 14 days	4 years 6 months 14 days	5 years 10 months 24 days	5 years 10 months 24 days	6 years 6 months	6 years 6 months
Outstanding at the end of the period	3 years 5 months 26 days	3 years 5 months 26 days	4 years 6 months 14 days	4 years 6 months 14 days	5 years 10 months 24 days	5 years 10 months 24 days	6 years 6 months	6 years 6 months
Exercisable at the end of the period	3 years 5 months 12 days	3 years 5 months 12 days	4 years 5 months 5 days	4 years 5 months 5 days	5 years 4 months 24 days	5 years 4 months 24 days
Expected to vested	6 years 8 months 8 days	6 years 8 months 8 days	7 years 2 months 12 days	7 years 2 months 12 days
Aggregate Intrinsic Value
Outstanding at the beginning of the period (in dollars)		10,940		29,114		85,750
Granted (in dollars)
Exercised (in dollars)						5,856
Forfeited (in dollars)				54,430
Outstanding at the end of the period (in dollars)		175		10,940		29,114		85,750
Exercisable at the end of the period (in dollars)		64		10,940		29,112
Aggregate Intrinsic Value